Related Party Transactions - Additional Information (Details) - USD ($)			4 Months Ended	12 Months Ended
	Nov. 23, 2020	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Nov. 27, 2020	Sep. 30, 2020	Aug. 31, 2020
Related Party Transaction [Line Items]
Exercise price of warrants					$ 11.50
SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Accrued expenses			$ 49,934	$ 40,000
Promissory note - related party			0	0			$ 0	$ 0
Repayment of promissory note - related party			124,826
Exercise price of warrants						$ 11.50
SPRING VALLEY ACQUISITION CORP | Sponsor
Related Party Transaction [Line Items]
Face amount		$ 300,000
SPRING VALLEY ACQUISITION CORP | Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid			0	120,000
Accrued expenses				40,000
Outstanding balance of related party note			0
Repayment of promissory note - related party				0
SPRING VALLEY ACQUISITION CORP | Administrative Support Agreement | Affiliate
Related Party Transaction [Line Items]
Administrative expenses - related party	$ 10,000
SPRING VALLEY ACQUISITION CORP | Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 1,500,000
Exercise price of warrants				$ 1.00
Working capital Loans outstanding			$ 0	$ 0			$ 0	$ 0